UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MatlinPatterson Global Advisers LLC
Address: 520 Madison Avenue, 35th Floor
         New York, New York 10022-4213

Form 13F File Number: 28-11059
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Weiss
Title: General Counsel
Phone: (212) 651-9525

Signature, Place, and Date of Signing:


/s/ Robert H. Weiss, General Counsel      New York, NY         January 11, 2013
------------------------------------      -------------        ----------------
[Signature]                               [City, State]             [Date]


Note: As of the end of the reporting period, no reportable positions of 13F Securities were held in the accounts managed by this reporting manager.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                          -----------------------

Form 13F Information Table Entry Total:               1
                                          -----------------------

Form 13F Information Table Value Total:        $657,090
                                          -----------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE


--------------------------------------------------------------------------------------------------------------------------------
    Column 1    Column 2   Column 3  Column 4            Column 5       Column 6    Column 7                  Column 8
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                                                                                               VOTING        VOTING     VOTING
 NAME OF ISSUER TITLE OF             VALUE     SHRS OR     SH/   PUT/ INVESTMENT   OTHER      AUTHORITY     AUTHORITY  AUTHORITY
                 CLASS     CUSIP     (x$1000)  PRN AMT     PRN   CALL  DISCRETION  MANAGERS      SOLE        SHARED      NONE
--------------------------------------------------------------------------------------------------------------------------------
STAN PAC CORP   Common   85375C 10 1  $657,090  89,400,000   SH            SOLE                  89,400,000
--------------------------------------------------------------------------------------------------------------------------------